Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	kfi_SupplementTextBlock
KEELEY FUNDS, INC.

Supplement dated April 20, 2012 to the
Registration Statement dated January 31, 2012

          The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information of the Keeley Funds, Inc. ("the Corporation").

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Mid Cap Dividend Value Fund—Fees and Expenses of the Fund" on page 22 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A	Class A	Class I
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	(KMDVX)	(KMDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses(a)	1.27%	1.27%
Total Annual Fund Operating Expenses	2.52%	2.27%
Fee Waiver and/or Expense Reimbursement (b)	(1.13)%	(1.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(b)  Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Keeley Mid Cap Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	kfi_SupplementTextBlock
KEELEY FUNDS, INC.

Supplement dated April 20, 2012 to the
Registration Statement dated January 31, 2012

          The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information of the Keeley Funds, Inc. ("the Corporation").

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Mid Cap Dividend Value Fund—Fees and Expenses of the Fund" on page 22 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A	Class A	Class I
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	(KMDVX)	(KMDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses(a)	1.27%	1.27%
Total Annual Fund Operating Expenses	2.52%	2.27%
Fee Waiver and/or Expense Reimbursement (b)	(1.13)%	(1.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(b)  Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Keeley Mid Cap Dividend Value Fund | Class A, KEELEY Mid Cap Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Keeley Mid Cap Dividend Value Fund | Class I, KEELEY Mid Cap Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.